Consolidated Statements of Changes in Redeemable Noncontrolling Interest and Partners' Interest /Stockholders' Equity - USD ($) $ in Thousands	Total	Common Class A [Member]	Common Class B [Member]	Class A Units [Member]	Class B Units [Member]	Class C Units [Member]	Class D Units [Member]	Summit Holdings [Member]	Partners Interest [Member] Summit Holdings [Member]	Noncontrolling Interest [Member]	Noncontrolling Interest [Member] Summit Materials, LLC [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Loss (AOCI) [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Common Class A [Member]	Additional Paid-in Capital [Member] Common Class B [Member]	Redeemable Noncontrolling Interest [Member]	Member Units [Member] Class A Units [Member]	Member Units [Member] Class B Units [Member]	Member Units [Member] Class C Units [Member]	Member Units [Member] Class D Units [Member]	Parent Including Portion Attributable to Non Redeemable Noncontrolling Interest [Member]
Beginning Balance at Dec. 31, 2011										$ 1,174		$ (40,932)	$ (6,577)	$ 3,463				$ 463,510	$ 19,000			$ 439,638
Beginning Balance at Dec. 31, 2011																	$ 21,300
Beginning Balance (Units) at Dec. 31, 2011																		31,305	1,220	372	8,495
Accretion/ redemption value adjustment																	657
Net (loss) income	$ (52,496)																1,988
Accretion/ redemption value adjustment												(657)										(657)
Issuance (redemption) of Class C and Class D Interests																				(9)	70
Net (loss) income	(50,577)									(69)		(52,496)										(52,565)
Other comprehensive income	(3,648)												(2,553)				(1,095)					(2,553)
Repurchase of partners' interest														(156)				$ (500)				(656)
Repurchase of partners' interest (Units)																		(44)
Share-based compensation	2,533													2,533								2,533
Payment of Dividends										(46)												(46)
Ending Balance at Dec. 29, 2012										1,059		(94,085)	(9,130)	5,840				$ 463,010	$ 19,000			385,694
Ending Balance at Dec. 29, 2012																	22,850
Ending Balance (Units) at Dec. 29, 2012																		31,261	1,220	363	8,565
Accretion/ redemption value adjustment																	(2,365)
Net (loss) income	(106,791)																2,960
Accretion/ redemption value adjustment												2,365										2,365
Issuance (redemption) of Class C and Class D Interests																					1,324
Net (loss) income	(103,679)									152		(106,791)										(106,639)
Other comprehensive income	4,407												3,085				1,322					3,085
Repurchase of partners' interest														(3)								(3)
Share-based compensation	2,315													2,315								2,315
Ending Balance at Dec. 28, 2013	286,817								$ 285,606	1,211	$ 1,211	(198,511)	(6,045)	8,152				$ 463,010	$ 19,000			286,817
Ending Balance at Dec. 28, 2013	24,767																24,767
Ending Balance (Units) at Dec. 28, 2013				31,261	1,220	363	9,889											31,261	1,220	363	9,889
Contributed capital	24,350								24,350
Accretion/ redemption value adjustment	(2,571)								(2,571)								2,571
Net (loss) income								$ (50,553)
Net (loss) income	(53,068)								(50,553)		(69)						(2,446)
Other comprehensive income	818								573								245
Share-based compensation	566								566
Ending Balance at Mar. 29, 2014	259,113								257,971		1,142
Ending Balance at Mar. 29, 2014																	25,137
Beginning Balance at Dec. 28, 2013	286,817								285,606	1,211	1,211	(198,511)	(6,045)	8,152				$ 463,010	$ 19,000			286,817
Beginning Balance at Dec. 28, 2013	24,767																24,767
Beginning Balance (Units) at Dec. 28, 2013				31,261	1,220	363	9,889											31,261	1,220	363	9,889
Contributed capital																		$ 3,600	$ 20,751			24,351
Contributed capital (Unit)																		241	1,387
Accretion/ redemption value adjustment																	8,145
Net (loss) income	(8,777)																2,408
Accretion/ redemption value adjustment												(8,145)										(8,145)
Issuance (redemption) of Class C and Class D Interests																				18	(411)
Net (loss) income	(6,282)									87		(8,777)										(8,690)
Other comprehensive income	(11,081)												(9,501)				(1,580)					(9,501)
Repurchase of partners' interest														(88)								(88)
Share-based compensation	2,235											(1,983)		4,222								2,239
Ending Balance at Dec. 27, 2014	286,983								285,685		1,298
Ending Balance at Dec. 27, 2014	286,983									1,298		(217,416)	(15,546)	12,286				$ 466,610	$ 39,751			286,983
Ending Balance at Dec. 27, 2014	33,740																33,740
Ending Balance (Units) at Dec. 27, 2014				31,502	2,607	381	9,478											31,502	2,607	381	9,478
Accretion/ redemption value adjustment	(32,252)								(32,252)								32,252
Net (loss) income	(41,415)								(41,338)		(77)						(1,890)
Other comprehensive income	(5,249)								(5,249)
Share-based compensation	424								424
Ending Balance at Mar. 11, 2015	208,491								207,270		1,221
Ending Balance at Mar. 11, 2015																	64,102
Beginning Balance at Dec. 27, 2014	286,983									1,298		(217,416)	(15,546)	12,286				$ 466,610	$ 39,751			$ 286,983
Beginning Balance at Dec. 27, 2014	33,740																33,740
Beginning Balance at Dec. 27, 2014	286,983								285,685		1,298
Beginning Balance (Units) at Dec. 27, 2014				31,502	2,607	381	9,478											31,502	2,607	381	9,478
Net (loss) income	(10,151)							$ (67,704)
Issuance (redemption) of Class C and Class D Interests		25,555,555
Net (loss) income	(79,837)
Other comprehensive income	(6,299)
Share-based compensation	15,217
Ending Balance at Mar. 28, 2015	628,271	$ 266	$ 690							180,904	1,206	(10,151)	(1,050)	456,406
Ending Balance, Shares at Mar. 28, 2015		26,584,738	69,007,297
Recording of noncontrolling interest upon reorganization									(207,270)	207,270
Beginning Balance at Mar. 11, 2015	208,491								$ 207,270		1,221
Issuance of common stock, Values	424,044	$ 256	$ 690												$ 423,788	$ (690)
Issuance (redemption) of Class C and Class D Interests		25,555,555	69,007,397
Net (loss) income	(36,532)									(26,366)	(15)	(10,151)
Other comprehensive income	(1,050)												(1,050)
Repurchase of partners' interest (Units)			(100)
Purchase of redeemable noncontrolling interest	18,525	$ 10												18,515			$ (64,102)
Purchase of redeemable noncontrolling interest, Shares		1,029,183
Share-based compensation	14,793													14,793
Ending Balance at Mar. 28, 2015	$ 628,271	$ 266	$ 690							$ 180,904	$ 1,206	$ (10,151)	$ (1,050)	$ 456,406
Ending Balance, Shares at Mar. 28, 2015		26,584,738	69,007,297